Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - Fair Value, Measurements, Nonrecurring - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	¥ 26,110	¥ 20,997
Loans Receivable, Fair Value Disclosure	275,290	241,950
Loans held for sale	73,124	42,994
Collateral dependent loans	202,166	198,956
Premises and equipment	8,516	17,301
Intangible assets	259	359
Other assets	196,453	29,162
Investments in equity method investees	179,822	12,915
Other	16,631	16,247
Total	6,479,701	564,771
Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	5,973,073	255,002
Assets held for sale	5,973,073	255,002
Private Equity Funds
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value	29,070	26,644
Unfunded commitments related to investment securities valued at net asset value	10,775	22,197
Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	0	0
Loans Receivable, Fair Value Disclosure	1,763	2,175
Loans held for sale	0	0
Collateral dependent loans	1,763	2,175
Premises and equipment	0	0
Intangible assets	0	0
Other assets	178,592	11,880
Investments in equity method investees	178,592	11,880
Other	0	0
Total	180,355	14,055
Level 1 | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Assets held for sale	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	13,366	9,839
Loans Receivable, Fair Value Disclosure	3,182	3,153
Loans held for sale	0	0
Collateral dependent loans	3,182	3,153
Premises and equipment	0	0
Intangible assets	0	0
Other assets	0	0
Investments in equity method investees	0	0
Other	0	0
Total	16,548	12,992
Level 2 | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Assets held for sale	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	12,744	11,158
Loans Receivable, Fair Value Disclosure	270,345	236,622
Loans held for sale	73,124	42,994
Collateral dependent loans	197,221	193,628
Premises and equipment	8,516	17,301
Intangible assets	259	359
Other assets	17,861	17,282
Investments in equity method investees	1,230	1,035
Other	16,631	16,247
Total	6,282,798	537,724
Level 3 | Disposal group, disposed of by sale, not discontinued operations
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans held for sale	5,973,073	255,002
Assets held for sale	5,973,073	255,002
Level 3 | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Fair Value, Net Asset (Liability)	¥ 2,136,237	¥ 1,992,632